Significant Accounting Policies Comprehensive Income Tax Effects (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Jul. 01, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Property, Plant and Equipment [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (38,521)		$ (38,521)	$ (33,435)	$ (14,446)
Other Comprehensive Income (Loss), Net of Tax			(4,883)	(18,989)	(6,949)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax			(2,509)	1,545	4,428
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax			(6,622)	(8,602)	(10,607)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax			4,248	(11,932)	(770)
Foreign Currency Gain (Loss) [Member]
Property, Plant and Equipment [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(7,050)		(7,050)	(225)	8,377	18,984
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss), before Reclassification and Tax			(6,622)	(8,602)	(12,857)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax			(6,622)	(8,602)	(12,857)
Other Comprehensive Income (Loss), Foreign Currency Translation Gain (Loss) Arising During Period, Tax			0	0	2,742
Valuation allowance adjustment			0	0	(492)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax			(6,622)	(8,602)	(10,607)
Other Comprehensive (Income) Loss, Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Noncontrolling Interest			203	0	0
Cash Flow Hedging [Member]
Property, Plant and Equipment [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(2,291)		(2,291)	218	(1,327)	(5,755)
Valuation allowance adjustment			658	908	(331)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax			(2,509)	1,545	4,428
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax			(2,013)	(1,824)	(5,992)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax			(920)	3,097	13,422
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax, Portion Attributable to Parent			(2,933)	1,273	7,430
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax			(234)	(636)	(2,671)
Pension Plan, Defined Benefit [Member]
Property, Plant and Equipment [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(29,180)		(29,180)	(33,428)	(21,496)	(20,726)
Valuation allowance adjustment	(86)	(782)			3,529
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax			4,248	(11,932)	(770)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments and Tax		(15,682)	8,097		(6,344)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Portion Attributable to Parent			9,457	(14,782)	(6,336)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Tax					2,037
Cost of Sales [Member] | Pension Plan, Defined Benefit [Member]
Property, Plant and Equipment [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax		900	1,571		(174)
Selling and Marketing Expense [Member] | Pension Plan, Defined Benefit [Member]
Property, Plant and Equipment [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax		0	(584)		69
General and Administrative Expense [Member] | Pension Plan, Defined Benefit [Member]
Property, Plant and Equipment [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax			373	0	113
HHI Business [Member]
Property, Plant and Equipment [Line Items]
Integration costs			8,864	0	0
Employee termination costs			356	0	0
Business Combination, Acquisition Related Costs			27,712	0	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Tax			$ (5,123)	$ 3,632